Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Movements in interests in associates and joint ventures
Beginning balance	[1]	£ 813.0	£ 796.8
Additions		15.2	236.6
Share of results of associates undertakings		(136.0)	21.2
Dividends		(32.5)	(33.3)
Other movements		(5.2)	1.2
Exchange adjustments		(39.7)	(35.5)
Disposals		(7.3)	(51.5)
Reclassification from subsidiaries		4.5	(0.3)
Reclassification from other investments to associates		0.2
Amortisation of other intangible assets		(0.6)	(5.6)
Transfer to disposal group classified as held for sale			(109.1)
Write-downs		(280.9)	(7.5)
Ending balance		330.7	813.0	[1]
Movements in interests in other investments
Beginning balance	[1]	498.3	666.7
Additions		15.9	18.3
Disposals		(7.0)	(42.3)
Reclassification from other investments to associates		(0.2)
Revaluation of other investments through profit or loss		8.0	9.1
Revaluation of other investments through other comprehensive income		(127.7)	(141.4)
Transfer to disposal group classified as held for sale			(12.1)
Ending balance		£ 387.3	£ 498.3	[1]

[1]	Figures have been restated as described in the accounting policies.